Premises And Equipment (Rent Commitments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Premises And Equipment [Abstract]
2018	$ 350
2019	355
2020	356
2021	357
2022	342
Thereafter	532
Total	$ 2,292